Schedule of Warrant Activity (Details) - Warrant [Member] - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Class of Warrant or Right [Line Items]
Number of Warrants, Balance	297,064	422,205
Weighted Average Exercise Price, Balance	$ 1.34	$ 4.86
Weighted Average Remaining Contractual Term, Balance	1 year 1 month 2 days	1 year 4 months 6 days	2 years 3 months 25 days
Number of Warrants, Granted
Weighted Average Exercise Price, Granted
Number of Warrants, Exercised		15,211
Weighted Average Exercise Price, Exercised		$ 1.26
Number of Warrants, Cancelled
Weighted Average Exercise Price, Cancelled
Number of Warrants, Expired	(13,334)	(17,429)
Weighted Average Exercise Price, Expired	$ 1.50	$ 21.00
Number of Warrants, Balance	283,730	297,064	422,205
Weighted Average Exercise Price, Balance	$ 1.19	$ 1.34	$ 4.86
Number of Warrants, Exercisable	283,730	389,565
Weighted Average Exercise Price, Balance	$ 1.19	$ 1.34
Weighted Average Remaining Contractual Term, Exercisable	1 year 1 month 2 days	1 year 4 months 6 days
Number of Warrants, Exercised		(15,211)